Share-Based Instruments - Restricted Stock Unit Program (Details) - RSUs	6 Months Ended
	Jun. 30, 2022 EquityInstruments kr / shares	Jun. 30, 2021 EquityInstruments kr / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted	240,741	159,567
Weighted average fair value of RSU granted | kr / shares	kr 2,178.22	kr 2,149.55
Vested	82,001	49,012